UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                     (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: March 31

Date of reporting period: June 30, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS

Portfolio of investments are included here.

Please note that the Crescent Mid Cap Macro Fund has not yet commenced operations and, therefore, does not have a portfolio of investments to include here.

Crescent Large Cap Macro Fund

Schedule of Investments
(Unaudited)

As of June 30, 2013
		Shares	Value (Note 1)

COMMON STOCKS - 96.51%

Consumer Discretionary - 16.25%
	CBS Corp. Cl. B	6,900	$337,203
	Comcast Corp. Cl. A	2,200	91,850
	Delphi Automotive PLC	3,220	163,222
	Ford Motor Co.	12,150	187,960
*	Liberty Global PLC Cl. A	2,785	204,670
	Lowe's Cos., Inc.	6,055	247,649
	NIKE, Inc. Cl. B	2,660	169,389
	News Corp. Cl. A	7,915	257,871
	Starbucks Corp.	4,080	267,281
	The Home Depot, Inc.	2,600	201,422
	The Walt Disney Co.	6,330	399,739
μ	Toyota Motor Corp.	1,300	156,858
			2,685,114
Consumer Staples - 10.09%
	Kellogg Co.	2,425	155,758
	Mondelez International, Inc. Cl. A	5,350	152,636
μ	Nestle SA	2,475	162,805
	PepsiCo, Inc.	4,400	359,876
	The Coca-Cola Co.	7,500	300,825
	The Estee Lauder Cos., Inc. Cl. A	2,365	155,546
	The Procter & Gamble Co.	3,080	237,129
	Walgreen Co.	3,195	141,219
			1,665,794
Energy - 5.31%
	Chevron Corp.	1,400	165,676
*	Continental Resources, Inc.	880	75,733
	Exxon Mobil Corp.	1,840	166,244
	Kinder Morgan, Inc.	2,000	76,300
	Noble Energy, Inc.	2,240	134,490
	Schlumberger Ltd.	2,200	157,652
	Valero Energy Corp.	2,880	100,137
			876,232
Financials - 11.35%
	American Express Co.	2,600	194,376
	American Tower Corp. REIT	2,150	157,316
	Bank of America Corp.	17,470	224,664
	BlackRock, Inc.	1,100	282,535
	JPMorgan Chase & Co.	4,525	238,875
	State Street Corp.	3,615	235,734
	The PNC Financial Services Group, Inc.	2,600	189,592
	Wells Fargo & Co.	8,500	350,795
			1,873,887

			(Continued)

Crescent Large Cap Macro Fund

Schedule of Investments
(Unaudited)

As of June 30, 2013
		Shares	Value (Note 1)

Health Care - 14.11%
	Amgen, Inc.	3,315	$327,058
*	Celgene Corp.	1,390	162,602
	Eli Lilly & Co.	4,230	207,778
*	Gilead Sciences, Inc.	8,150	417,850
	Johnson & Johnson	6,350	545,211
	Merck & Co, Inc.	3,700	171,865
	Pfizer, Inc.	11,300	316,513
	Stryker Corp.	2,800	181,104
			2,329,981
Industrials - 12.88%
	Deere & Co.	1,970	160,063
	Eaton Corp PLC	2,415	158,931
	Emerson Electric Co.	5,800	316,332
	Fluor Corp.	2,555	151,537
	General Electric Co.	11,170	259,032
	Honeywell International, Inc.	4,300	341,162
	Pentair Ltd.	2,980	171,916
	Union Pacific Corp.	2,100	323,988
	United Parcel Service, Inc. Cl. B	2,815	243,441
			2,126,402
Information Technology - 22.24%
	Accenture PLC Cl. A	2,100	151,116
	Apple, Inc.	1,380	547,211
	Automatic Data Processing, Inc.	2,440	168,018
	Corning, Inc.	5,885	83,744
*	eBay, Inc.	8,515	440,396
	EMC Corp.	3,700	87,394
*	Facebook, Inc. Cl. A	5,000	124,400
*	Google, Inc. Cl. A	375	330,139
	Intel Corp.	6,650	161,129
	International Business Machines Corp.	1,655	316,287
	Microsoft Corp.	5,425	187,407
	Oracle Corp.	5,060	155,393
	QUALCOMM, Inc.	8,875	542,174
*	Salesforce.com, Inc.	3,825	146,038
	Texas Instruments, Inc.	6,665	232,275
			3,673,121
Materials - 3.79%
	International Paper Co.	4,425	196,072
	LyondellBasell Industries NV Cl. A	2,600	172,276
	Monsanto Co.	2,600	256,880
			625,228

			(Continued)

Crescent Large Cap Macro Fund

Schedule of Investments
(Unaudited)

As of June 30, 2013
			Shares	Value (Note 1)

	Telecommunications - 0.49%
	Verizon Communications, Inc.		1,595	$80,292
				80,292

	Total Common Stocks (Cost $14,133,872)			15,936,051

SHORT-TERM INVESTMENT - 3.35%
	§ Federated Prime Obligations Fund, 0.04%			553,728

	Total Short-Term Investment (Cost $553,728)			553,728

Total Value of Investments (Cost $14,687,600) - 99.86%				$16,489,779

Other Assets Less Liabilities - 0.14%				23,903

	Net Assets - 100%			$16,513,682

*	Non-income producing investment	The following acronyms are used in this portfolio:
μ	American Depositary Receipt	NV - Naamloze Vennootschap
§	Represents 7 day effective yield	PLC - Public Limited Company
		REIT - Real Estate Investment Trust
		SA - Societe Anonyme

	Summary of Investments
		% of Net
		Assets	Value
	Consumer Discretionary	16.25%	$2,685,114
	Consumer Staples	10.09%	1,665,794
	Energy	5.31%	876,232
	Financials	11.35%	1,873,887
	Health Care	14.11%	2,329,981
	Industrials	12.88%	2,126,402
	Information Technology	22.24%	3,673,121
	Materials	3.79%	625,228
	Telecommunications	0.49%	80,292
	Short-Term Investment	3.35%	553,728
	Total	99.86%	$16,489,779

	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized
	appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate gross unrealized appreciation			$2,131,104
	Aggregate gross unrealized depreciation			(328,925)

	Net unrealized appreciation			$1,802,179
				(Continued)

Crescent Large Cap Macro Fund

Schedule of Investments
(Unaudited)

As of June 30, 2013

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$15,936,051	$15,936,051	$-	$-
Short-Term Investment	553,728	553,728	-	-
Total	$16,489,779	$16,489,779	$-	$-

Crescent Strategic Income Fund

Schedule of Investments
(Unaudited)

As of June 30, 2013
	Principal	Coupon Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - 85.23%
American Express Credit Corp.	$25,000	7.300%	8/20/2013	$25,228
American Express Credit Corp.	300,000	2.750%	9/15/2015	311,179
Anheuser-Busch Cos. LLC	300,000	4.625%	2/1/2015	317,017
Bayer Corp.	300,000	7.125%	10/1/2015	340,084
BB&T Corp.	65,000	3.200%	3/15/2016	68,128
Bunge Ltd Finance Corp.	300,000	5.350%	4/15/2014	309,259
ConocoPhillips	25,000	5.200%	5/15/2018	28,576
Consolidated Natural Gas Co.	125,000	5.000%	12/1/2014	131,947
Corning, Inc.	200,000	6.625%	5/15/2019	240,363
CR Bard, Inc.	600,000	2.875%	1/15/2016	623,713
Dell, Inc.	140,000	1.400%	9/10/2013	140,055
Diageo Capital PLC	180,000	4.850%	5/15/2018	200,903
DIRECTV Holdings LLC	300,000	3.125%	2/15/2016	311,328
Duke Energy Carolinas LLC	50,000	5.300%	10/1/2015	55,134
Duke Energy Indiana, Inc.	125,000	6.050%	6/15/2016	141,800
Duke Energy Progress, Inc.	25,000	5.125%	9/15/2013	25,230
EI du Pont de Nemours & Co.	125,000	5.750%	3/15/2019	146,288
Enbridge, Inc.	25,000	5.800%	6/15/2014	26,241
FCB/SC Capital Trust I	25,000	8.250%	3/15/2028	24,750
General Electric Capital Corp.	100,000	5.625%	5/1/2018	114,700
Hillshire Brands Co.	300,000	4.100%	9/15/2020	302,440
Hubbell, Inc.	50,000	5.950%	6/1/2018	57,868
JPMorgan Chase & Co.	250,000	5.125%	9/15/2014	262,291
JPMorgan Chase & Co.	200,000	4.400%	7/22/2020	209,145
Kentucky Utilities Co.	250,000	3.250%	11/1/2020	257,765
MassMutual Global Funding II	250,000	2.300%	9/28/2015	258,620
Matson Navigation Co., Inc.	118,000	5.273%	7/29/2029	130,964
McKesson Corp.	300,000	5.700%	3/1/2017	338,846
Metropolitan Life Global Funding I	175,000	3.125%	1/11/2016	182,836
New York Life Global Funding	200,000	1.650%	5/15/2017	198,050
Nordstrom, Inc.	250,000	4.750%	5/1/2020	275,727
Northern States Power Co.	250,000	5.250%	10/1/2018	289,139
Ohio Power Co.	125,000	4.850%	1/15/2014	127,840
Pacific Bell Telephone Co.	150,000	6.625%	10/15/2034	154,073
PepsiAmericas, Inc.	100,000	5.000%	5/15/2017	110,978
PepsiCo, Inc.	200,000	3.125%	11/1/2020	203,633
PNC Funding Corp.	300,000	2.700%	9/19/2016	312,227
PPG Industries, Inc.	200,000	7.375%	6/1/2016	232,073
Prudential Financial, Inc.	300,000	5.500%	3/15/2016	331,341
Stryker Corp.	200,000	2.000%	9/30/2016	205,301
TD Ameritrade Holding Corp.	235,000	4.150%	12/1/2014	246,050
The Bank of New York Mellon Corp.	125,000	5.450%	5/15/2019	144,392
The Goldman Sachs Group, Inc.	200,000	3.625%	2/7/2016	208,772
The Southern Co.	300,000	2.375%	9/15/2015	309,004

				(Continued)

Crescent Strategic Income Fund

Schedule of Investments
(Unaudited)

As of June 30, 2013
	Principal	Coupon Rate	Maturity Date	Value (Note 1)

Corporate Bonds - (continued)
Thermo Fisher Scientific, Inc.	$200,000	2.250%	8/15/2016	$202,932
Wells Fargo & Co.	225,000	3.676%	6/15/2016	240,394
Western Massachusetts Electric Co.	250,000	5.100%	3/1/2020	277,360
Yum! Brands, Inc.	200,000	4.250%	9/15/2015	212,787
Zimmer Holdings, Inc.	125,000	4.625%	11/30/2019	136,587

Total Corporate Bonds (Cost $10,014,181)				10,001,358

FEDERAL AGENCY OBLGATIONS - 3.81%
Fannie Mae REMICS	33,670	3.500%	8/25/2029	35,117
Federal National Mortgage Association	100,000	3.100%	8/23/2017	100,427
Freddie Mac REMICS	42,057	3.000%	12/15/2026	43,576
Government National Mortgage Association	250,000	4.000%	9/20/2038	268,152

Total Federal Agency Obligations (Cost $457,002)				447,272

TREASURY BILL - 1.59%
United States Treasury Note/Bond	200,000	1.625%	11/15/2022	186,703

Total Treasury Bill (Cost $188,356)				186,703

PREFERRED STOCKS - 4.11%	Shares	Dividend Rate
BB&T Corp.	3,500	5.625%		84,350
JPMorgan Chase Capital XXIX	3,000	6.700%		76,080
Raymond James Financial, Inc.	3,500	6.900%		92,645
The Bank of New York Mellon Corp.	3,500	5.200%		82,845
The Goldman Sachs Group, Inc.	2,500	6.125%		63,625
US Bancorp	3,500	5.150%		82,075

Total Preferred Stocks (Cost $491,639)				481,620

EXCHANGE TRADED PRODUCTS - 1.38%
iShares Mortgage Real Estate Capped ETF	5,000			63,300
SPDR Barclays High Yield Bond ETF	2,500			98,725

Exchange Traded Products (Cost $167,867)				162,025

COMMON STOCKS - 0.89%
Johnson & Johnson	500			43,154
Verizon Communications, Inc.	1,200			60,408

Total Common Stocks (Cost $102,454)				103,562

				(Continued)

Crescent Strategic Income Fund

Schedule of Investments
(Unaudited)

As of June 30, 2013
				Value (Note 1)

SHORT-TERM INVESTMENT - 3.00%
	§ Federated Prime Obligations Fund, 0.04%			$352,393

	Total Short-Term Investment (Cost $352,393)			352,393

Total Value of Investments (Cost $11,773,892 (a)) - 100.01%				$11,734,933

Liabilities in Excess of Other Assets - (0.01)%				(749)

	Net Assets - 100%			$11,734,184

*	Non-income producing investment

	The following acronyms are used in this portfolio:
	PLC - Public Limited Company
	LLC - Limited Liability Company

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized
	appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate gross unrealized appreciation			$76,884
	Aggregate gross unrealized depreciation			(115,843)

	Net unrealized depreciation			$(38,959)

	Summary of Investments
		% of Net
		Assets	Value
	Corporate Bonds	85.23%	$10,001,358
	Federal Agency Obligations	3.81%	447,272
	Preferred Stocks	4.11%	481,620
	Exchange Traded Products	1.38%	162,025
	Common Stocks	0.89%	103,562
	Treasury Bill	1.59%	186,703
	Short-Term Investment	3.00%	352,393
	Total	100.01%	$11,734,933

				(Continued)

Crescent Strategic Income Fund

Schedule of Investments
(Unaudited)

As of June 30, 2013

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Corporate Bonds	$10,001,358	$-	$10,001,358	$-
Federal Agency Obligations	447,272	-	447,272	-
Preferred Stocks	481,620	481,620	-	-
Exchange Traded Products	162,025	162,025	-	-
Common Stocks	103,562	103,562	-	-
Treasury Bill	186,703	186,703	-	-
Short-Term Investment	352,393	352,393	-	-
Total	$11,734,933	$1,286,303	$10,448,630	$-

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments
(Unaudited)

As of June 30, 2013
		Shares	Value (Note 1)

CLOSED-END FUNDS - 98.51%
	Alpine Global Dynamic Dividend Fund	756,000	$3,477,600
	Alpine Total Dynamic Dividend Fund	861,600	3,368,856
	American Select Portfolio	293,109	2,978,281
	American Strategic Income Portfolio III	35,452	249,228
	American Strategic Income Portfolio, Inc.	126,000	1,319,220
	Asia Tigers Fund, Inc.	12,000	137,640
	Bancroft Fund Ltd.	11,360	196,869
	BlackRock Credit Allocation Income Trust	188,000	2,440,240
	BlackRock Dividend Income Trust	8,394	104,925
	BlackRock EcoSolutions Investment Trust	15,551	124,719
	BlackRock Enhanced Capital and Income Fund, Inc.	239,000	3,016,180
	BlackRock Enhanced Equity Dividend Trust	228,000	1,735,080
	BlackRock Global Opportunities Equity Trust	187,200	2,527,200
	BlackRock International Growth and Income Trust	300,314	2,213,314
	BlackRock Resources & Commodities Strategy Trust	94,791	1,092,940
	Central Securities Corp.	24,425	515,123
	Cohen & Steers REIT and Preferred Income Fund, Inc.	21,952	379,331
	Ellsworth Fund Ltd.	61,461	470,791
*	Equus Total Return, Inc.	217,552	415,524
	Federated Enhanced Treasury Income Fund	146,900	1,911,169
	First Trust Dividend and Income Fund	247,000	2,010,580
	First Trust Mortgage Income Fund	39,713	631,361
	Helios Multi-Sector High Income Fund, Inc.	43,382	248,145
	Helios Strategic Income Fund, Inc.	1,664	10,167
	Korea Equity Fund, Inc.	133,611	1,044,838
	Madison Covered Call & Equity Strategy Fund	108,240	858,343
	MFS InterMarket Income Trust I	118,385	963,654
	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	176,192	2,544,213
	Morgan Stanley Income Securities, Inc.	79,000	1,345,370
*	Morgan Stanley India Investment Fund, Inc.	35,554	547,887
	Nuveen Build America Bond Opportunity Fund	51,687	1,033,740
	Nuveen Diversified Currency Opportunities Fund	341,700	3,830,457
	Nuveen Dividend Advantage Municipal Fund 3	49,533	656,312
	Nuveen Long/Short Commodity Total Return Fund	242,824	4,824,913
	Nuveen Maryland Premium Income Municipal Fund	90,900	1,218,060
	Nuveen Real Asset Income and Growth Fund	45,152	844,794
	Putnam High Income Securities Fund	47,705	376,870
	Putnam Master Intermediate Income Trust	57,623	286,963
	Putnam Premier Income Trust	317,000	1,695,950
	Strategic Global Income Fund, Inc.	140,478	1,323,303
	Swiss Helvetia Fund, Inc.	21,898	269,783

			(Continued)

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments
(Unaudited)

As of June 30, 2013
			Shares	Value (Note 1)

CLOSED-END FUNDS - (Continued)
		Templeton Dragon Fund, Inc.	20,636	$517,964
		The Central Europe Russia and Turkey Fund, Inc.	4,645	138,514
		The China Fund, Inc.	50,000	999,000
		The GDL Fund	12,387	141,707
		The Greater China Fund, Inc.	51,000	558,960
		The India Fund, Inc.	93,100	1,784,727
		The New Germany Fund, Inc.	98,160	1,727,616
	*	The New Ireland Fund, Inc.	14,000	145,600
		The Singapore Fund, Inc.	37,800	488,754
	*	The Taiwan Fund, Inc.	39,000	633,750
		The Turkish Investment Fund, Inc.	33,000	524,370
		Virtus Total Return Fund	71,930	278,369
		Western Asset Global Corporate Defined Opportunity Fund, Inc.	1,568	28,506
		Western Asset Worldwide Income Fund, Inc.	6,768	88,593
		Western Asset/Claymore Inflation-Linked Opport. & Income Fund	2,805	33,239
		Zweig Fund, Inc.	140,000	1,793,414

		Total Closed-End Funds (Cost $67,835,802)		65,123,016

COMMON STOCK - 0.37%
	*	Pinetree Capital Ltd.	700,000	246,245

		Total Common Stock (Cost $715,319)		246,245

SHORT-TERM INVESTMENT - 1.86%
	§	Fidelity Institutional Money Market Funds, 0.08%	1,229,022	1,229,022

		Total Short-Term Investment (Cost $1,229,022)		1,229,022

Total Value of Investments (Cost $69,780,143 (a)) - 100.74%				$66,598,283

Liabilities in Excess of Other Assets - (0.74)%				(489,108)

	Net Assets - 100%			$66,109,175

§	Represents 7 day effective yield
*	Non-income producing investment

				(Continued)

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments
(Unaudited)

As of June 30, 2013

	Summary of Investments
		% of Net
		Assets	Value
	Closed-End Funds	98.51%	$65,123,016
	Common Stock	0.37%	246,245
	Short-Term Investment	1.86%	1,229,022
	Total	100.74%	$66,598,283

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation				$362,344
Aggregate gross unrealized depreciation				(3,544,204)

	Net unrealized depreciation			$(3,181,860)

				(Continued)

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments
(Unaudited)

As of June 30, 2013

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Closed-End Funds	$65,123,016	$65,123,016	$-	$-
Common Stock	246,245	246,245	-	-
Short-Term Investment	1,229,022	1,229,022	-	-
Total	$66,598,283	$66,598,283	$-	$-

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The Principal Executive Officers and Principal Financial Officers have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By: (Signature and Title)	/s/ J. Philip Bell
Date: August 19, 2013	J. Philip Bell President and Principal Executive Officer Crescent Large Cap Macro Fund, Crescent Strategic Income Fund and Crescent Mid Cap Macro Fund

By: (Signature and Title)	/s/ Bryn H. Torkelson
Bryn H. Torkelson
Date: August 19, 2013	President and Principal Executive Officer Matisse Discounted Closed-End Fund Strategy

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ J. Philip Bell
Date: August 19, 2013	J. Philip Bell President and Principal Executive Officer Crescent Large Cap Macro Fund, Crescent Strategic Income Fund and Crescent Mid Cap Macro Fund

By: (Signature and Title)	/s/ Walter B. Todd, III
Date: August 20, 2013	Walter B. Todd, III Treasurer and Principal Financial Officer Crescent Large Cap Macro Fund, Crescent Strategic Income Fund and Crescent Mid Cap Macro Fund

By: (Signature and Title)	/s/ Bryn H. Torkelson
Bryn H. Torkelson
Date: August 19, 2013	President and Principal Executive Officer Matisse Discounted Closed-End Fund Strategy

By: (Signature and Title)	/s/T. Lee Hale, Jr.
Date: August 26, 2013	T. Lee Hale, Jr. Treasurer and Principal Financial Officer Matisse Discounted Closed-End Fund Strategy